Interest and Finance Costs - 6K (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest and Finance Costs [Abstract]
Interest on long-term debt	$ 3,310	$ 103	$ 1,353	$ 811	$ 5,075
Amortization of debt issuance costs	120	20	72	0	1,090
Other	12	1	35	10	80
Total	3,442	124	1,460	1,463	8,389
Related Party Costs [Abstract]
Convertible notes interest expense	561	60	265	0	0
Convertible notes amortization of debt discount	376	89	334	0	0
Total	$ 937	$ 149	$ 399	$ 0	$ 0